Capital and Reserves - Summary of Movement of Share Capital And Share Premium (Detail) - EUR (€)		1 Months Ended	12 Months Ended
	Oct. 01, 2021	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Number of shares outstanding, Opening			172,151,148	161,409,576
Number of shares outstanding, Closing			211,161,261	172,151,148
Share Capital, Opening			€ 45,769,000	€ 44,480,000
Share Capital, Closing	€ 44,430,000		50,352,000	45,769,000
Share premium, Opening			378,240,000	322,391,000
Share premium, Closing			€ 481,615,000	€ 378,240,000
Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares		375,000
5 December 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares				8,176,694
Price Per Share				€ 0.12
Share capital increase				€ 981,000
Share premium increase				€ 40,745,000
January 2022 | Class A Ordinary Shares [Member] | Kensington [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Warrant conversion, Shares				156,699
Price Per Share				€ 0.12
Warrant conversion				€ 18,800
Convertible bonds conversion, Share premium				€ 2,205,000
February 2022 | Class A Ordinary Shares [Member] | Kensington [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Warrant conversion, Shares				304,635
Price Per Share				€ 0.12
Warrant conversion				€ 36,560
Convertible bonds conversion, Share premium				€ 4,032,000
March 2022 | Class A Ordinary Shares [Member] | Kensington [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Warrant conversion, Shares				22
Price Per Share				€ 0.12
Warrant conversion				€ 0
Convertible bonds conversion, Share premium				€ 14,000
April 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares				17,208
Price Per Share				€ 0.12
Stock option plan execution in share capital				€ 2,060.00
Increase Decrease Through Stock Option Plan Execution In Share Premium				12
May 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares				401,598
Price Per Share				€ 0.12
Stock option plan execution in share capital				€ 48,000
Increase Decrease Through Stock Option Plan Execution In Share Premium				234
June 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares				380,176
Price Per Share				€ 0.12
Stock option plan execution in share capital				€ 45,620
Increase Decrease Through Stock Option Plan Execution In Share Premium				203
July 2022 | Electromaps Acquisition [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Payment in share, Shares				163,861
Price Per Share				€ 0.12
Payment in share				€ 19,660
Payment in share, Share premium				€ 1,480,000
July 2022 | Ares Acquisition [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Payment in share, Shares				700,777
Price Per Share				€ 0.12
Payment in share				€ 84,090.00
Payment in share, Share premium				€ 6,216,000
July 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares				40,930
Price Per Share				€ 0.12
Stock option plan execution in share capital				€ 4,910
Increase Decrease Through Stock Option Plan Execution In Share Premium				27
September 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares				129,336
Price Per Share				€ 0.12
Stock option plan execution in share capital				€ 15,520
Increase Decrease Through Stock Option Plan Execution In Share Premium				377
October 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares				73,460
Price Per Share				€ 0.12
Stock option plan execution in share capital				€ 8,820
Increase Decrease Through Stock Option Plan Execution In Share Premium				48
October 2022 | Class A Ordinary Shares [Member] | Kensington [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Warrant conversion, Shares				1
Price Per Share				€ 0.12
Warrant conversion				€ 0
Warrant conversion, Share premium				€ 0
November 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares				56,992
Price Per Share				€ 0.12
Stock option plan execution in share capital				€ 6,840
Increase Decrease Through Stock Option Plan Execution In Share Premium				40
December 2022 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares				139,183
Price Per Share				€ 0.12
Stock option plan execution in share capital				€ 16,700
Increase Decrease Through Stock Option Plan Execution In Share Premium				216
January 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			140,594
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 17,000
Increase Decrease Through Stock Option Plan Execution In Share Premium			622
January 2023 | Class A Ordinary Shares [Member] | Coil Acquisition [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Payment in share, Shares			272,826
Price Per Share			€ 0.12
Payment in share			€ 33,000
Payment in share, Share premium			€ 2,284,000
February 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			168,085
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 20,000
Increase Decrease Through Stock Option Plan Execution In Share Premium			113
March 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			141,071
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 17,000
Increase Decrease Through Stock Option Plan Execution In Share Premium			437
March 2023 | Class B Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Founder warrants execution, Shares			20,000
Change Cass B shares into Class A shares and Class C shares, Shares			20,000
Price Per Share			€ 1.2
Founder warrants execution, Shares Capital			€ 24,000
Stock option plan execution, Share Premium			173
April 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			175,586
Stock option plan execution, Shares			569,745
Price Per Share			€ 0.12
Share capital increase			€ 21,000
Stock option plan execution in share capital			69,000
Share premium increase			€ 390,000
Increase Decrease Through Stock Option Plan Execution In Share Premium			6,313
May 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			2,312,313
Stock option plan execution, Shares			181,144
Price Per Share			€ 0.12
Share capital increase			€ 278,000
Stock option plan execution in share capital			22,000
Share premium increase			€ 5,465,000
Increase Decrease Through Stock Option Plan Execution In Share Premium			648
June 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			660,045
Change Cass B shares into Class A shares and Class C shares, Shares			1,000,000
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 79,000
Increase Decrease Through Stock Option Plan Execution In Share Premium			2,068
June 2023 | Class A Ordinary Shares [Member] | Private Placement [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			18,832,432
Price Per Share			€ 0.12
Share capital increase			€ 2,260,000
Share premium increase			€ 42,689,000
June 2023 | Class A Ordinary Shares [Member] | ATM [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			71,015
Price Per Share			€ 0.12
Share capital increase			€ 9,000
Share premium increase			€ 55,000
July 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			71,162
Stock option plan execution, Shares			78,345
Price Per Share			€ 0.12
Share capital increase			€ 9,000
Stock option plan execution in share capital			9,000
Share premium increase			€ 213,000
Increase Decrease Through Stock Option Plan Execution In Share Premium			1,075
August 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			1,021,037
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 123,000
Increase Decrease Through Stock Option Plan Execution In Share Premium			5,541
September 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			825,502
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 99,000
Increase Decrease Through Stock Option Plan Execution In Share Premium			3,776
October 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			405,965
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 49,000
Increase Decrease Through Stock Option Plan Execution In Share Premium			1,051
November 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			955,130
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 115,000
Increase Decrease Through Stock Option Plan Execution In Share Premium			1,332
December 2023 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			10,360,657
Stock option plan execution, Shares			727,459
Price Per Share			€ 0.12
Share capital increase			€ 1,243,000
Stock option plan execution in share capital			87,000
Share premium increase			€ 28,049,000
Increase Decrease Through Stock Option Plan Execution In Share Premium			1,081